Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of share repurchases [abstract]
Share repurchases	$ 488	$ 1,174
Shares repurchased	7.8	26.8
Share repurchases - average price per share in U.S. dollars	$ 62.33	$ 43.87